FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of financial instruments [text block] [Abstract]
Disclosure of financial instruments [text block]

NOTE 50: FINANCIAL INSTRUMENTS

(1) Measurement basis of financial assets and liabilities

The accounting policies in note 2 describe how different classes of financial instruments are measured, and how income and expenses, including fair value gains and losses, are recognised. The following table analyses the carrying amounts of the financial assets and liabilities by category and by balance sheet heading.

		Mandatorily held at fair value through profit or loss
	Derivatives designated as hedging instruments £m	Held for trading £m	Other £m	Designated at fair value through profit or loss £m	At fair value through other comprehensive income £m	Held at amortised cost £m	Insurance contracts £m	Total £m
At 31 December 2019
Financial assets
Cash and balances at central banks	–	–	–	–	–	55,130	–	55,130
Items in the course of collection from banks	–	–	–	–	–	313	–	313
Financial assets at fair value through profit or loss	–	17,982	142,207	–	–	–	–	160,189
Derivative financial instruments	1,236	25,133	–	–	–	–	–	26,369
Loans and advances to banks	–	–	–	–	–	9,775	–	9,775
Loans and advances to customers	–	–	–	–	–	494,988	–	494,988
Debt securities	–	–	–	–	–	5,544	–	5,544
Financial assets at amortised cost	–	–	–	–	–	510,307	–	510,307
Financial assets at fair value through other comprehensive income	–	–	–	–	25,092	–	–	25,092
Assets arising from reinsurance contracts held	–	–	–	–	–	–	23,567	23,567
Total financial assets	1,236	43,115	142,207	–	25,092	565,750	23,567	800,967
Financial liabilities
Deposits from banks	–	–	–	–	–	28,179	–	28,179
Customer deposits	–	–	–	–	–	421,320	–	421,320
Items in course of transmission to banks	–	–	–	–	–	373	–	373
Financial liabilities at fair value through profit or loss	–	13,955	–	7,531	–	–	–	21,486
Derivative financial instruments	1,105	24,674	–	–	–	–	–	25,779
Notes in circulation	–	–	–	–	–	1,079	–	1,079
Debt securities in issue	–	–	–	–	–	97,689	–	97,689
Liabilities arising from insurance contracts and participating investment contracts	–	–	–	–	–	–	111,449	111,449
Liabilities arising from non-participating investment contracts	–	–	–	–	–	–	37,459	37,459
Other	–	–	–	–	–	1,844	400	2,244
Subordinated liabilities	–	–	–	–	–	17,130	–	17,130
Total financial liabilities	1,105	38,629	–	7,531	–	567,614	149,308	764,187

		Mandatorily held at fair value through profit or loss
	Derivatives designated as hedging instruments £m	Held for trading £m	Other £m	Designated at fair value through profit or loss £m	At fair value through other comprehensive income £m	Held at amortised cost £m	Insurance contracts £m	Total £m
At 31 December 2018
Financial assets
Cash and balances at central banks	–	–	–	–	–	54,663	–	54,663
Items in the course of collection from banks	–	–	–	–	–	647	–	647
Financial assets at fair value through profit or loss	–	35,246	123,283	–	–	–	–	158,529
Derivative financial instruments	1,563	22,032	–	–	–	–	–	23,595
Loans and advances to banks	–	–	–	–	–	6,283	–	6,283
Loans and advances to customers	–	–	–	–	–	484,858	–	484,858
Debt securities	–	–	–	–	–	5,238	–	5,238
Financial assets at amortised cost	–	–	–	–	–	496,379	–	496,379
Financial assets at fair value through other comprehensive income	–	–	–	–	24,815	–	–	24,815
Assets arising from reinsurance contracts held	–	–	–	–	–	–	7,860	7,860
Total financial assets	1,563	57,278	123,283	–	24,815	551,689	7,860	766,488
Financial liabilities
Deposits from banks	–	–	–	–	–	30,320	–	30,320
Customer deposits	–	–	–	–	–	418,066	–	418,066
Items in course of transmission to banks	–	–	–	–	–	636	–	636
Financial liabilities at fair value through profit or loss	–	23,451	–	7,096	–	–	–	30,547
Derivative financial instruments	1,108	20,265	–	–	–	–	–	21,373
Notes in circulation	–	–	–	–	–	1,104	–	1,104
Debt securities in issue	–	–	–	–	–	91,168	–	91,168
Liabilities arising from insurance contracts and participating investment contracts	–	–	–	–	–	–	98,874	98,874
Liabilities arising from non-participating investment contracts	–	–	–	–	–	–	13,853	13,853
Other	–	–	–	–	–	46	382	428
Subordinated liabilities	–	–	–	–	–	17,656	–	17,656
Total financial liabilities	1,108	43,716	–	7,096	–	558,996	113,109	724,025

(2) Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is a measure as at a specific date and may be significantly different from the amount which will actually be paid or received on maturity or settlement date.

Wherever possible, fair values have been calculated using unadjusted quoted market prices in active markets for identical instruments held by the Group. Where quoted market prices are not available, or are unreliable because of poor liquidity, fair values have been determined using valuation techniques which, to the extent possible, use market observable inputs, but in some cases use non-market observable inputs. Valuation techniques used include discounted cash flow analysis and pricing models and, where appropriate, comparison to instruments with characteristics similar to those of the instruments held by the Group. The Group measures valuation adjustments for its derivative exposures on the same basis as the derivatives are managed.

The carrying amount of the following financial instruments is a reasonable approximation of fair value: cash and balances at central banks, items in the course of collection from banks, assets arising from reinsurance contracts held, items in course of transmission to banks, notes in circulation and liabilities arising from non-participating investment contracts.

Because a variety of estimation techniques are employed and significant estimates made, comparisons of fair values between financial institutions may not be meaningful. Readers of these financial statements are thus advised to use caution when using this data to evaluate the Group’s financial position.

Fair value information is not provided for items that are not financial instruments or for other assets and liabilities which are not carried at fair value in the Group’s consolidated balance sheet. These items include intangible assets, such as the value of the Group’s branch network, the long-term relationships with depositors and credit card relationships; premises and equipment; and shareholders’ equity. These items are material and accordingly the Group believes that the fair value information presented does not represent the underlying value of the Group.

VALUATION CONTROL FRAMEWORK

The key elements of the control framework for the valuation of financial instruments include model validation, product implementation review and independent price verification. These functions are carried out by appropriately skilled risk and finance teams, independent of the business area responsible for the products.

Model validation covers both qualitative and quantitative elements relating to new models. In respect of new products, a product implementation review is conducted pre- and post-trading. Pre-trade testing ensures that the new model is integrated into the Group’s systems and that the profit and loss and risk reporting are consistent throughout the trade life cycle. Post-trade testing examines the explanatory power of the implemented model, actively monitoring model parameters and comparing in-house pricing to external sources. Independent price verification procedures cover financial instruments carried at fair value. The frequency of the review is matched to the availability of independent data, monthly being the minimum. Valuation differences in breach of established thresholds are escalated to senior management. The results from independent pricing and valuation reserves are reviewed monthly by senior management.

Formal committees, consisting of senior risk, finance and business management, meet at least quarterly to discuss and approve valuations in more judgemental areas, in particular for unquoted equities, structured credit, over-the-counter options and the Credit Valuation Adjustment (CVA) reserve.

VALUATION OF FINANCIAL ASSETS AND LIABILITIES

Assets and liabilities carried at fair value or for which fair values are disclosed have been classified into three levels according to the quality and reliability of information used to determine the fair values.

LEVEL 1

Level 1 fair value measurements are those derived from unadjusted quoted prices in active markets for identical assets or liabilities. Products classified as level 1 predominantly comprise equity shares, treasury bills and other government securities.

LEVEL 2

Level 2 valuations are those where quoted market prices are not available, for example where the instrument is traded in a market that is not considered to be active or valuation techniques are used to determine fair value and where these techniques use inputs that are based significantly on observable market data. Examples of such financial instruments include most over-the-counter derivatives, financial institution issued securities, certificates of deposit and certain asset-backed securities.

LEVEL 3

Level 3 portfolios are those where at least one input which could have a significant effect on the instrument’s valuation is not based on observable market data. Such instruments would include the Group’s venture capital and unlisted equity investments which are valued using various valuation techniques that require significant management judgement in determining appropriate assumptions, including earnings multiples and estimated future cash flows. Certain of the Group’s asset-backed securities and derivatives, principally where there is no trading activity in such securities, are also classified as level 3.

Transfers out of the level 3 portfolio arise when inputs that could have a significant impact on the instrument’s valuation become market observable after previously having been non-market observable. In the case of asset-backed securities this can arise if more than one consistent independent source of data becomes available. Conversely transfers into the portfolio arise when consistent sources of data cease to be available.

(3) Financial assets and liabilities carried at fair value

(A) FINANCIAL ASSETS, EXCLUDING DERIVATIVES

VALUATION HIERARCHY

At 31 December 2019, the Group’s financial assets carried at fair value, excluding derivatives, totalled £185,281 million (31 December 2018: £183,344 million). The table below analyses these financial assets by balance sheet classification, asset type and valuation methodology (level 1, 2 or 3, as described on page F-85). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year.

Valuation hierarchy

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
At 31 December 2019
Financial assets at fair value through profit or loss
Loans and advances to customers	–	10,164	10,912	21,076
Loans and advances to banks	18	2,381	–	2,399
Debt securities:
Government securities	18,618	236	–	18,854
Other public sector securities	–	2,071	55	2,126
Bank and building society certificates of deposit	52	932	–	984
Asset-backed securities:
Mortgage-backed securities	–	468	–	468
Other asset-backed securities	–	158	100	258
Corporate and other debt securities	–	16,381	1,835	18,216
	18,670	20,246	1,990	40,906
Treasury and other bills	19	–	–	19
Equity shares	93,766	17	2,006	95,789
Total financial assets at fair value through profit or loss	112,473	32,808	14,908	160,189
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	12,860	238	–	13,098
Bank and building society certificates of deposit	–	–	–	–
Asset-backed securities:
Mortgage-backed securities	–	–	121	121
Other asset-backed securities	–	–	60	60
Corporate and other debt securities	16	11,035	–	11,051
	12,876	11,273	181	24,330
Treasury and other bills	535	–	–	535
Equity shares	–	–	227	227
Total financial assets at fair value through other comprehensive income	13,411	11,273	408	25,092
Total financial assets carried at fair value, excluding derivatives	125,884	44,081	15,316	185,281

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
At 31 December 2018
Financial assets at fair value through profit or loss
Loans and advances to customers	–	27,285	10,565	37,850
Loans and advances to banks	–	3,026	–	3,026
Debt securities:
Government securities	17,926	169	–	18,095
Other public sector securities	–	2,064	–	2,064
Bank and building society certificates of deposit	84	1,021	–	1,105
Asset-backed securities:
Mortgage-backed securities	–	219	6	225
Other asset-backed securities	–	231	118	349
Corporate and other debt securities	–	16,840	1,470	18,310
	18,010	20,544	1,594	40,148
Treasury and other bills	20	–	–	20
Equity shares	75,701	26	1,758	77,485
Total financial assets at fair value through profit or loss	93,731	50,881	13,917	158,529
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	18,847	124	–	18,971
Bank and building society certificates of deposit	–	118	–	118
Asset-backed securities:
Mortgage-backed securities	–	–	120	120
Other asset-backed securities	–	5	126	131
Corporate and other debt securities	32	5,119	–	5,151
	18,879	5,366	246	24,491
Treasury and other bills	303	–	–	303
Equity shares	–	–	21	21
Total financial assets at fair value through other comprehensive income	19,182	5,366	267	24,815
Total financial assets carried at fair value, excluding derivatives	112,913	56,247	14,184	183,344

MOVEMENTS IN LEVEL 3 PORTFOLIO

The table below analyses movements in level 3 financial assets, excluding derivatives, carried at fair value (recurring measurement).

	2019			2018
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total level 3 assets carried at fair value, excluding derivatives (recurring basis )	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total level 3 assets carried at fair value, excluding derivatives (recurring basis )
	£m	£m	£m	£m	£m	£m
At 1 January	13,917	267	14,184	14,152	302	14,454
Exchange and other adjustments	(85)	(10)	(95)	87	(2)	85
Gains recognised in the income statement within other income	794	–	794	439	–	439
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	–	12	12	–	(4)	(4)
Purchases/increases to customer loans	2,579	207	2,786	2,480	2	2,482
Sales	(2,807)	(87)	(2,894)	(3,593)	(95)	(3,688)
Transfers into the level 3 portfolio	644	19	663	815	348	1,163
Transfers out of the level 3 portfolio	(134)	–	(134)	(463)	(284)	(747)
At 31 December	14,908	408	15,316	13,917	267	14,184
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	269	–	269	(104)	–	(104)

VALUATION METHODOLOGY FOR FINANCIAL ASSETS, EXCLUDING DERIVATIVES

Loans and advances to customers and banks

The fair value of these assets is determined using discounted cash flow techniques. The discount rates are derived from market observable interest rates, a risk margin that reflects loan credit ratings and an incremental illiquidity premium based on historical spreads at origination on similar loans.

Debt securities

Debt securities measured at fair value and classified as level 2 are valued by discounting expected cash flows using an observable credit spread applicable to the particular instrument.

Where there is limited trading activity in debt securities, the Group uses valuation models, consensus pricing information from third party pricing services and broker or lead manager quotes to determine an appropriate valuation. Debt securities are classified as level 3 if there is a significant valuation input that cannot be corroborated through market sources or where there are materially inconsistent values for an input. Asset classes classified as level 3 mainly comprise certain collateralised loan obligations and collateralised debt obligations.

Equity investments

Unlisted equity and fund investments are valued using different techniques in accordance with the Group’s valuation policy and International Private Equity and Venture Capital Guidelines.

Depending on the business sector and the circumstances of the investment, unlisted equity valuations are based on earnings multiples, net asset values or discounted cash flows.

–	A number of earnings multiples are used in valuing the portfolio including price earnings, earnings before interest and tax and earnings before interest, tax, depreciation and amortisation. The particular multiple selected being appropriate for the type of business being valued and is derived by reference to the current market-based multiple. Consideration is given to the risk attributes, growth prospects and financial gearing of comparable businesses when selecting an appropriate multiple.

–	Discounted cash flow valuations use estimated future cash flows, usually based on management forecasts, with the application of appropriate exit yields or terminal multiples and discounted using rates appropriate to the specific investment, business sector or recent economic rates of return. Recent transactions involving the sale of similar businesses may sometimes be used as a frame of reference in deriving an appropriate multiple.

–	For fund investments the most recent capital account value calculated by the fund manager is used as the basis for the valuation and adjusted, if necessary, to align valuation techniques with the Group’s valuation policy.

Unlisted equity investments and investments in property partnerships held in the life assurance funds are valued using third party valuations. Management take account of any pertinent information, such as recent transactions and information received on particular investments, to adjust the third party valuations where necessary.

(B) FINANCIAL LIABILITIES, EXCLUDING DERIVATIVES

VALUATION HIERARCHY

At 31 December 2019, the Group’s financial liabilities carried at fair value, excluding derivatives, comprised its financial liabilities at fair value through profit or loss and totalled £21,486 million (31 December 2018: £30,547 million). The table below analyses these financial liabilities by balance sheet classification and valuation methodology (level 1, 2 or 3, as described on page F-85). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year.

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
At 31 December 2019
Financial liabilities at fair value through profit or loss
Liabilities designated at fair value through profit or loss	–	7,483	48	7,531
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	–	11,048	–	11,048
Other deposits	–	98	–	98
Short positions in securities	2,781	28	–	2,809
	2,781	11,174	–	13,955
Total financial liabilities carried at fair value, excluding derivatives	2,781	18,657	48	21,486
At 31 December 2018
Financial liabilities at fair value through profit or loss
Liabilities designated at fair value through profit or loss	–	7,085	11	7,096
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	–	21,595	–	21,595
Other deposits	–	242	–	242
Short positions in securities	1,464	150	–	1,614
	1,464	21,987	–	23,451
Total financial liabilities carried at fair value, excluding derivatives	1,464	29,072	11	30,547

The table below analyses movements in the level 3 financial liabilities portfolio, excluding derivatives.

	2019	2018
	£m	£m
At 1 January	11	–
Losses (gains) recognised in the income statement within other income	–	–
Redemptions	(5)	–
Transfers into the level 3 portfolio	52	11
Transfers out of the level 3 portfolio	(10)	–
At 31 December	48	11
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	–	–

VALUATION METHODOLOGY FOR FINANCIAL LIABILITIES, EXCLUDING DERIVATIVES

Liabilities held at fair value through profit or loss

These principally comprise debt securities in issue which are classified as level 2 and their fair value is determined using techniques whose inputs are based on observable market data. The carrying amount of the securities is adjusted to reflect the effect of changes in own credit spreads and the resulting gain or loss is recognised in other comprehensive income.

At 31 December 2019, the own credit adjustment arising from the fair valuation of £7,531 million (2018: £7,085 million) of the Group’s debt securities in issue designated at fair value through profit or loss resulted in a loss of £419 million (2018: gain of £533 million), before tax, recognised in other comprehensive income.

Trading liabilities in respect of securities sold under repurchase agreements

The fair value of these liabilities is determined using discounted cash flow techniques. The discount rates are derived from observable repo curves specific to the type of security sold under the repurchase agreement.

(C) DERIVATIVES

All of the Group’s derivative assets and liabilities are carried at fair value. At 31 December 2019, such assets totalled £26,369 million (31 December 2018: £23,595 million) and liabilities totalled £25,779 million (31 December 2018: £21,373 million). The table below analyses these derivative balances by valuation methodology (level 1, 2 or 3, as described on page F-85). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and level 2 during the year.

	2019				2018
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Derivative assets	50	25,456	863	26,369	93	22,575	927	23,595
Derivative liabilities	(54)	(24,358)	(1,367)	(25,779)	(132)	(20,525)	(716)	(21,373)

Where the Group’s derivative assets and liabilities are not traded on an exchange, they are valued using valuation techniques, including discounted cash flow and options pricing models, as appropriate. The types of derivatives classified as level 2 and the valuation techniques used include:

–	Interest rate swaps which are valued using discounted cash flow models; the most significant inputs into those models are interest rate yield curves which are developed from publicly quoted rates.

–	Foreign exchange derivatives that do not contain options which are priced using rates available from publicly quoted sources.

–	Credit derivatives which are valued using standard models with observable inputs, except for the items classified as level 3, which are valued using publicly available yield and credit default swap (CDS) curves.

–	Less complex interest rate and foreign exchange option products which are valued using volatility surfaces developed from publicly available interest rate cap, interest rate swaption and other option volatilities; option volatility skew information is derived from a market standard consensus pricing service. For more complex option products, the Group calibrates its models using observable at-the-money data; where necessary, the Group adjusts for out-of-the-money positions using a market standard consensus pricing service.

Complex interest rate and foreign exchange products where there is significant dispersion of consensus pricing or where implied funding costs are material and unobservable are classified as level 3.

Where credit protection, usually in the form of credit default swaps, has been purchased or written on asset-backed securities, the security is referred to as a negative basis asset-backed security and the resulting derivative assets or liabilities have been classified as either level 2 or level 3 according to the classification of the underlying asset-backed security.

Certain unobservable inputs used to calculate CVA, FVA, and own credit adjustments, are not significant in determining the classification of the derivative and debt instruments. Consequently, these inputs do not form part of the Level 3 sensitivities presented.

The table below analyses movements in level 3 derivative assets and liabilities carried at fair value.

	2019		2018
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
	£m	£m	£m	£m
At 1 January	927	(716)	1,056	(804)
Exchange and other adjustments	(27)	4	7	(5)
Losses (gains) recognised in the income statement within other income	81	(75)	(84)	49
Purchases (additions)	4	(4)	–	(68)
(Sales) redemptions	(19)	47	(52)	112
Transfers into the level 3 portfolio	415	(959)	–	–
Transfers out of the level 3 portfolio	(518)	336	–	–
At 31 December	863	(1,367)	927	(716)
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	(14)	18	(424)	82

DERIVATIVE VALUATION ADJUSTMENTS

Derivative financial instruments which are carried in the balance sheet at fair value are adjusted where appropriate to reflect credit risk, market liquidity and other risks.

(i)	Uncollateralised derivative valuation adjustments, excluding monoline counterparties

The following table summarises the movement on this valuation adjustment account during 2018 and 2019:

	2019	2018
	£m	£m
At 1 January	562	521
Income statement charge (credit)	(134)	47
Transfers	(5)	(6)
At 31 December	423	562

Represented by:

	2019	2018
	£m	£m
Credit Valuation Adjustment	278	409
Debit Valuation Adjustment	(27)	(79)
Funding Valuation Adjustment	172	232
	423	562

Credit and Debit Valuation Adjustments (CVA and DVA) are applied to the Group’s over-the-counter derivative exposures with counterparties that are not subject to standard interbank collateral arrangements. These exposures largely relate to the provision of risk management solutions for corporate customers within the Commercial Banking division.

A CVA is taken where the Group has a positive future uncollateralised exposure (asset). A DVA is taken where the Group has a negative future uncollateralised exposure (liability). These adjustments reflect interest rates and expectations of counterparty creditworthiness and the Group’s own credit spread respectively.

The CVA is sensitive to:

–	the current size of the mark-to-market position on the uncollateralised asset;

–	expectations of future market volatility of the underlying asset; and

–	expectations of counterparty creditworthiness.

In circumstances where exposures to a counterparty become impaired, any associated derivative valuation adjustment is transferred and assessed for specific loss alongside other non-derivative assets and liabilities that the counterparty may have with the Group.

Market Credit Default Swap (CDS) spreads are used to develop the probability of default for quoted counterparties. For unquoted counterparties, internal credit ratings and market sector CDS curves and recovery rates are used. The Loss Given Default (LGD) is based on market recovery rates and internal credit assessments.

The combination of a one notch deterioration in the credit rating of derivative counterparties and a ten per cent increase in LGD increases the CVA by £60 million. Current market value is used to estimate the projected exposure for products not supported by the model, which are principally complex interest rate options that are traded in very low volumes. For these, the CVA is calculated on an add-on basis (although no such adjustment was required at 31 December 2019).

The DVA is sensitive to:

–	the current size of the mark-to-market position on the uncollateralised liability;

–	expectations of future market volatility of the underlying liability; and

–	the Group’s own CDS spread.

A one per cent rise in the CDS spread would lead to an increase in the DVA of £99 million.

The risk exposures that are used for the CVA and DVA calculations are strongly influenced by interest rates. Due to the nature of the Group’s business the CVA/DVA exposures tend to be on average the same way around such that the valuation adjustments fall when interest rates rise. A one per cent rise in interest rates would lead to a £63 million fall in the overall valuation adjustment to £188 million. The CVA model used by the Group does not assume any correlation between the level of interest rates and default rates.

The Group has also recognised a Funding Valuation Adjustment to adjust for the net cost of funding uncollateralised derivative positions. This adjustment is calculated on the expected future exposure discounted at a suitable cost of funds. A ten basis points increase in the cost of funds will increase the funding valuation adjustment by approximately £21 million.

(ii) Market liquidity

The Group includes mid to bid-offer valuation adjustments against the expected cost of closing out the net market risk in the Group’s trading positions within a timeframe that is consistent with historical trading activity and spreads that the trading desks have accessed historically during the ordinary course of business in normal market conditions.

At 31 December 2019, the Group’s derivative trading business held mid to bid-offer valuation adjustments of £80 million (2018: £80 million).

(D) SENSITIVITY OF LEVEL 3 VALUATIONS

			At 31 December 2019			At 31 December 2018
				Effect of reasonably possible alternative assumptions[2]			Effect of reasonably possible alternative assumptions[2]
		Significant unobservable	Carrying value	Favourable changes	Unfavourable changes	Carrying value	Favourable changes	Unfavourable changes
	Valuation techniques	inputs[1]	£m	£m	£m	£m	£m	£m
Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (bps) 47bps/108bps	10,912	401	(384)	10,565	380	(371)
Debt securities	Discounted cash flows	Credit spreads (bps) (1bps/2bps)	61	1	(1)	274	92	(21)
Equity and venture capital investments	Market approach	Earnings multiple (1.5//15.4)	1,948	89	(89)	1,657	54	(55)
	Underlying asset/net asset value (incl. property prices)[3]	n/a	935	89	(113)	523	48	(57)
Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset value (incl. property prices), broker quotes or discounted cash flows[3]	n/a	1,052	19	(41)	898	2	(45)
			14,908			13,917
Financial assets at fair value through other comprehensive income
Asset-backed securities	Lead manager or broker quote/consensus pricing	n/a	181	6	(6)	246	3	(5)
Equity and venture capital investments	Underlying asset/net asset value (incl. property prices)[3]	n/a	227	7	(6)	21	2	(2)
			408			267
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (14%/115%)	863	5	(6)	927	7	(5)
			863			927
Level 3 financial assets carried at fair value			16,179			15,111
Financial liabilities at fair value through profit or loss	Discounted cash flows	Interest rate spreads (+/–50bps)	48	1	(1)	11	–	–
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (14%/115%)	1,367	–	–	716	–	–
			1,367			716
Level 3 financial liabilities carried at fair value			1,415			727

1	Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.

2	Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.

3	Underlying asset/net asset values represent fair value.

UNOBSERVABLE INPUTS

Significant unobservable inputs affecting the valuation of debt securities, unlisted equity investments and derivatives are as follows:

–	Interest rates and inflation rates are referenced in some derivatives where the payoff that the holder of the derivative receives depends on the behaviour of those underlying references through time.

–	Credit spreads represent the premium above the benchmark reference instrument required to compensate for lower credit quality; higher spreads lead to a lower fair value.

–	Volatility parameters represent key attributes of option behaviour; higher volatilities typically denote a wider range of possible outcomes.

–	Earnings multiples are used to value certain unlisted equity investments; a higher earnings multiple will result in a higher fair value.

REASONABLY POSSIBLE ALTERNATIVE ASSUMPTIONS

Valuation techniques applied to many of the Group’s level 3 instruments often involve the use of two or more inputs whose relationship is interdependent. The calculation of the effect of reasonably possible alternative assumptions included in the table above reflects such relationships.

Debt securities

Reasonably possible alternative assumptions have been determined in respect of the Group’s structured credit investment by flexing credit spreads.

Derivatives

Reasonably possible alternative assumptions have been determined in respect of swaptions in the Group’s derivative portfolios which are priced using industry standard option pricing models. Such models require interest rate volatilities which may be unobservable at longer maturities. To derive reasonably possible alternative valuations these volatilities have been flexed within a range of 10 per cent to 128 per cent (2018: 19 per cent to 80 per cent).

Unlisted equity, venture capital investments and investments in property partnerships

The valuation techniques used for unlisted equity and venture capital investments vary depending on the nature of the investment. Reasonably possible alternative valuations for these investments have been calculated by reference to the approach taken, as appropriate to the business sector and investment circumstances and as such the following inputs have been considered:

–	for valuations derived from earnings multiples, consideration is given to the risk attributes, growth prospects and financial gearing of comparable businesses when selecting an appropriate multiple;

–	the discount rates used in discounted cash flow valuations; and

–	in line with International Private Equity and Venture Capital Guidelines, the values of underlying investments in fund investments portfolios.

(4) Financial assets and liabilities carried at amortised cost

(A) FINANCIAL ASSETS

VALUATION HIERARCHY

The table below analyses the fair values of the financial assets of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-85). Financial assets carried at amortised cost are mainly classified as level 3 due to significant unobservable inputs used in the valuation models. Where inputs are observable, debt securities are classified as level 1 or 2.

			Valuation hierarchy
	Carrying value £m	Fair value £m	Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2019
Financial assets at amortised cost:
Loans and advances to customers: Stage 1	449,300	450,465	–	54,600	395,865
Loans and advances to customers: Stage 2	27,548	28,259	–	–	28,259
Loans and advances to customers: Stage 3	4,568	3,508	–	–	3,508
Loans and advances to customers: purchased or originated credit-impaired	13,572	13,572	–	–	13,572
Loans and advances to customers	494,988	495,804	–	54,600	441,204
Loans and advances to banks	9,775	9,773	–	1,555	8,218
Debt securities	5,544	5,537	–	5,526	11
Reverse repos included in above amounts:
Loans and advances to customers	54,600	54,600	–	54,600	–
Loans and advances to banks	1,555	1,555	–	1,555	–
At 31 December 2018
Financial assets at amortised cost:
Loans and advances to customers: Stage 1	441,006	440,542	–	40,483	400,059
Loans and advances to customers: Stage 2	24,351	25,516	–	–	25,516
Loans and advances to customers: Stage 3	4,188	3,289	–	–	3,289
Loans and advances to customers: purchased or originated credit-impaired	15,313	15,313	–	–	15,313
Loans and advances to customers	484,858	484,660	–	40,483	444,177
Loans and advances to banks	6,283	6,286	–	461	5,825
Debt securities	5,238	5,244	–	5,233	11
Reverse repos included in above amounts:
Loans and advances to customers	40,483	40,483	–	40,483	–
Loans and advances to banks	461	461	–	461	–

VALUATION METHODOLOGY

Loans and advances to customers

The Group provides loans and advances to commercial, corporate and personal customers at both fixed and variable rates. Due to their short term nature, the carrying value of the variable rate loans and those relating to lease financing is assumed to be their fair value.

To determine the fair value of loans and advances to customers, loans are segregated into portfolios of similar characteristics. A number of techniques are used to estimate the fair value of fixed rate lending; these take account of expected credit losses based on historic trends, prevailing market interest rates and expected future cash flows. For retail exposures, fair value is usually estimated by discounting anticipated cash flows (including interest at contractual rates) at market rates for similar loans offered by the Group and other financial institutions. Certain loans secured on residential properties are made at a fixed rate for a limited period, typically two to five years, after which the loans revert to the relevant variable rate. The fair value of such loans is estimated by reference to the market rates for similar loans of maturity equal to the remaining fixed interest rate period. The fair value of commercial loans is estimated by discounting anticipated cash flows at a rate which reflects the effects of interest rate changes, adjusted for changes in credit risk.

Loans and advances to banks

The carrying value of short dated loans and advances to banks is assumed to be their fair value. The fair value of loans and advances to banks is estimated by discounting the anticipated cash flows at a market discount rate adjusted for the credit spread of the obligor or, where not observable, the credit spread of borrowers of similar credit quality.

Debt securities

The fair values of debt securities are determined predominantly from lead manager quotes and, where these are not available, by alternative techniques including reference to credit spreads on similar assets with the same obligor, market standard consensus pricing services, broker quotes and other research data.

Reverse repurchase agreements

The carrying amount is deemed a reasonable approximation of fair value given the short-term nature of these instruments.

(B) FINANCIAL LIABILITIES

VALUATION HIERARCHY

The table below analyses the fair values of the financial liabilities of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-85).

			Valuation hierarchy
	Carrying value £m	Fair value £m	Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2019
Deposits from banks	28,179	28,079	–	28,079	–
Customer deposits	421,320	421,728	–	416,493	5,235
Debt securities in issue	97,689	100,443	–	100,443	–
Subordinated liabilities	17,130	19,783	–	19,783	–
Repos included in above amounts:
Deposits from banks	18,105	18,105	–	18,105	–
Customer deposits	9,530	9,530	–	9,530	–
At 31 December 2018
Deposits from banks	30,320	30,322	–	30,322	–
Customer deposits	418,066	418,450	–	412,283	6,167
Debt securities in issue	91,168	93,233	–	93,233	–
Subordinated liabilities	17,656	19,564	–	19,564	–
Repos included in above amounts:
Deposits from banks	21,170	21,170	–	21,170	–
Customer deposits	1,818	1,818	–	1,818	–

VALUATION METHODOLOGY

Deposits from banks and customer deposits

The fair value of bank and customer deposits repayable on demand is assumed to be equal to their carrying value.

The fair value for all other deposits is estimated using discounted cash flows applying either market rates, where applicable, or current rates for deposits of similar remaining maturities.

Debt securities in issue

The fair value of short-term debt securities in issue is approximately equal to their carrying value. Fair value for other debt securities is calculated based on quoted market prices where available. Where quoted market prices are not available, fair value is estimated using discounted cash flow techniques at a rate which reflects market rates of interest and the Group’s own credit spread.

Subordinated liabilities

The fair value of subordinated liabilities is determined by reference to quoted market prices where available or by reference to quoted market prices of similar instruments. Subordinated liabilities are classified as level 2, since the inputs used to determine their fair value are largely observable.

Repurchase agreements

The carrying amount is deemed a reasonable approximation of fair value given the short term nature of these instruments.

(5) Reclassifications of financial assets

Other than the reclassifications on adoption of IFRS 9 on 1 January 2018, there have been no reclassifications of financial assets in 2018 or 2019.